Other Insurance Liabilities and Separate Accounts - Adjustments Resulting From Applying New Accounting Standard (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Consolidated Statement of Operations:
Benefit costs	$ 71,073	$ 64,188	$ 55,679
Operating expenses	38,212	37,021	35,135
Total operating costs	314,513	278,801	254,795
Operating income	7,954	13,310	13,911
Income before income tax provision	5,836	10,537	9,770
Income tax provision	1,509	2,548	2,569
Income from continuing operations	4,327	7,989	7,201
Net income	4,327	7,989	7,192
Net income attributable to CVS Health	$ 4,311	$ 8,001	$ 7,179
Basic earnings per share:
Income from continuing operations attributable to CVS Health (in dollars per share)	$ 3.29	$ 6.07	$ 5.49
Net income attributable to CVS Health (in dollars per share)	3.29	6.07	5.48
Diluted earnings per share:
Income from continuing operations attributable to CVS Health (in dollars per share)	3.26	6.02	5.47
Net income attributable to CVS Health (in dollars per share)	$ 3.26	$ 6.02	$ 5.46
Condensed Consolidated Balance Sheet:
Other current assets	$ 2,636	$ 5,319
Total current assets	65,633	60,035
Intangible assets, net	24,803	29,052
Total assets	228,275	233,052
Health care costs payable	10,142	8,678
Other insurance liabilities	1,089	1,345
Total current liabilities	69,421	67,719
Deferred income taxes	4,016	6,115
Other long-term insurance liabilities	5,835	7,235
Other long-term liabilities	6,730	1,907
Total liabilities	156,506	158,211
Retained earnings	56,398	54,997
Accumulated other comprehensive income (loss)	(1,264)	334
Total CVS Health shareholders’ equity	71,469	74,535
Total shareholders’ equity	71,769	74,841	$ 69,701	$ 64,170
Total liabilities and shareholders’ equity	228,275	233,052
Condensed Consolidated Statement of Cash Flows:
Depreciation and amortization	4,224	4,486	4,441
Deferred income taxes	(2,029)	(402)	(570)
Other assets	(491)	(30)	364
Health care costs payable and other insurance liabilities	992	101	(231)
Other liabilities	6,463	2,856	$ 2,740
As Reported
Condensed Consolidated Statement of Operations:
Benefit costs	71,281	64,260
Operating expenses		37,066
Total operating costs	314,721	278,918
Operating income	7,746	13,193
Income before income tax provision	5,628	10,420
Income tax provision	1,463	2,522
Income from continuing operations	4,165	7,898
Net income	4,165	7,898
Net income attributable to CVS Health	$ 4,149	$ 7,910
Basic earnings per share:
Income from continuing operations attributable to CVS Health (in dollars per share)	$ 3.16	$ 6.00
Net income attributable to CVS Health (in dollars per share)	3.16	6.00
Diluted earnings per share:
Income from continuing operations attributable to CVS Health (in dollars per share)	3.14	5.95
Net income attributable to CVS Health (in dollars per share)	$ 3.14	$ 5.95
Condensed Consolidated Balance Sheet:
Other current assets	$ 2,685	$ 5,292
Total current assets	65,682	60,008
Intangible assets, net	24,754	29,026
Total assets	228,275	232,999
Health care costs payable	10,406	8,808
Other insurance liabilities	1,140	1,303
Total current liabilities	69,736	67,807
Deferred income taxes	3,880	6,270
Other long-term insurance liabilities	6,108	6,402
Other long-term liabilities	6,732	1,904
Total liabilities	156,960	157,618
Retained earnings	56,145	54,906
Accumulated other comprehensive income (loss)	(1,465)	965
Total CVS Health shareholders’ equity	71,015	75,075
Total shareholders’ equity	71,315	75,381
Total liabilities and shareholders’ equity	228,275	232,999
Condensed Consolidated Statement of Cash Flows:
Depreciation and amortization	4,247	4,512
Deferred income taxes	(2,075)	(428)
Other assets	(566)	(3)
Health care costs payable and other insurance liabilities	1,247	169
Other liabilities	6,468	2,852
Adjustments
Condensed Consolidated Statement of Operations:
Benefit costs	(208)	(72)
Operating expenses		(45)
Total operating costs	(208)	(117)
Operating income	208	117
Income before income tax provision	208	117
Income tax provision	46	26
Income from continuing operations	162	91
Net income	162	91
Net income attributable to CVS Health	$ 162	$ 91
Basic earnings per share:
Income from continuing operations attributable to CVS Health (in dollars per share)	$ 0.13	$ 0.07
Net income attributable to CVS Health (in dollars per share)	0.13	0.07
Diluted earnings per share:
Income from continuing operations attributable to CVS Health (in dollars per share)	0.12	0.07
Net income attributable to CVS Health (in dollars per share)	$ 0.12	$ 0.07
Condensed Consolidated Balance Sheet:
Other current assets	$ (49)	$ 27
Total current assets	(49)	27
Intangible assets, net	49	26
Total assets	0	53
Health care costs payable	(264)	(130)
Other insurance liabilities	(51)	42
Total current liabilities	(315)	(88)
Deferred income taxes	136	(155)
Other long-term insurance liabilities	(273)	833
Other long-term liabilities	(2)	3
Total liabilities	(454)	593
Retained earnings	253	91
Accumulated other comprehensive income (loss)	201	(631)
Total CVS Health shareholders’ equity	454	(540)
Total shareholders’ equity	454	(540)
Total liabilities and shareholders’ equity	0	53
Condensed Consolidated Statement of Cash Flows:
Depreciation and amortization	(23)	(26)
Deferred income taxes	46	26
Other assets	75	(27)
Health care costs payable and other insurance liabilities	(255)	(68)
Other liabilities	$ (5)	$ 4